Components Of Deferred Tax assets And liabilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current
Inventory and Inventory Related Items	$ 234,000	$ 103,000
Warranty Reserves	32,000	14,000
Accrued Interest	152,000	73,000
Accrued Services	28,000	4,000
Accrued Loss Contingency	9,000	0
Non-Current
Net Operating Loss Carryforwards	2,881,000	3,267,000
Accrued Compensation	405,000	122,000
Tax Credit Carryforwards	1,399,000	1,347,000
Depreciation	11,000	9,000
Total Gross Deferred Tax Assets	5,151,000	4,939,000
Valuation Allowance-100%	(5,151,000)	(4,939,000)
Total Net Deferred Tax Assets	0	0
Current
Patent costs	0	70,000
Total Gross Deferred Tax Liabilities	0	70,000
Valuation Allowance-100%	0	(70,000)
Total Net Deferred Tax Liability	0	0
Net Deferred Tax	0	0
Net Current Deferred Tax Assets	0	0
Net Long-Term Deferred Tax Assets	$ 0	$ 0